UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS FUNDS
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA 92020
(Address of principal executive offices) (Zip code)

CT Corporation System
155 Federal St., Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: January 31

Date of reporting period: January 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

TURQUOISE SELECT OPPORTUNITIES FUND

ANNUAL REPORT
January 31, 2012

Turquoise Select Opportunities Fund Annual Report January 31, 2012

Dear Shareholders,

     2011 was not a satisfactory year of performance by fund management and we committed several unforced errors which affected the Turquoise Select Opportunities Fund (the "Fund") performance greatly. As long term investors, we chose to invest in businesses that we view as significantly undervalued and which have favorable long term prospects. We then look to buy those businesses when they are trading at reasonable prices with a view to holding those businesses for several years or more, not several months or less. Unfortunately, we invested in several businesses which we misjudged the economics of the business and suffered as a result of it. I won't blame our performance on Greece or a very volatile and tough market because that is not what caused our underperformance. Those factors definitely contributed to the extreme volatility in the market place during the past year, but weren't a significant factor in our stock selection or incurred loss for the year. What I can tell you is that as a private manager managing money for clients for a long time, and now as a manager of a mutual fund, I demand a lot of our team and us. We did not perform up to our expectations, and certainly not up to yours. Fortunately, investing is a long term business, and there will be ample time for us to correct our errors, learn from our mistakes and move forward, and I still expect the Fund to be able to compound capital at above average rates of returns for years to come which should generate very satisfactory returns for long term patient investors.

     As we move into 2012, we have already started to see benefits of our repositioning with the fund performing quite nicely, and significantly ahead of the overall averages by a wide margin. We will continue to work aggressively to build value and recapture lost ground. We view concentration and not diversification as the keys to building wealth and will continue to put the bulk of our capital in our best ideas instead of diversifying our capital away to mediocrity.

In 2012, we will strive for the following:

1.	Deliver performance that is superior to the prior year's performance.

2.	Constantly, learn from our processes.

3.	Continue to focus on the fundamental drivers of the businesses we own.

4.	Continue to think independently, and go with our research and with our reasoning and not follow Wall

Street's conventional thinking, with a view to low turnover in the portfolio and thorough fundamental analysis of all of our portfolio holdings. We will invest with common sense carefully weighing the risk to reward on every investment we make. We will focus on what can go wrong, with a strong view to downside protection of our investments, and let good management teams of our companies do the rest. We continue to feel strongly about Visa and many of our other core holdings though we are still being held back by several companies which we believe have significant earnings potential, and which we believe are underappreciated and misunderstood by the market place and represent excellent long term value. We misjudged the economics of Raytheon, a large defense contractor, WMS industries, a gaming company and CEDC an eastern European liquor company. In the case of Raytheon, US budget constraints had a meaningful impact on the future economics of the business which caused market participants to sell off the shares hard. In the case of WMS industries, management error caused the company to underperform our expectations, and in the case of CEDC it was a combination of very poor management, issues with Russian licensing, and brutal competition which just crushed them and significantly impaired the value of the business which I think will take a long time to resolve itself if at all. These decisions were unforced errors and should not have been made by fund management.

We did not live up to your expectations in our first year of managing your capital in the Fund, but will stay steadfast and focused in improving our returns and generating the appreciation of capital you expect from us over rolling 5 year periods.

We invest with a 5 year view at all times, and will continue to keep that view as the power of compounding is great. Short term trading significantly reduces the power of compounding, as income generated through short term trading, which is taxed at ordinary income rates, significantly reduces returns as well as the after tax dollars which you are left with after we sell our holdings. It's early yet, and we think it's only the first inning of a long and hopefully prosperous and winning game.

Feel free to call us at any time. Our phones are always open, for then again, it's your money and after all, you should be able to ask questions and understand what we are doing as stewards of your capital at any time. We look forward to hearing from you soon.

Sincerely,

Daniel Cohen
Gregory Bortz

2012 Annual Report 1

TURQUOISE SELECT OPPORTUNITIES FUND

PERFORMANCE INFORMATION (Unaudited)

1/31/12 Net Asset Value - $8.11

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIOD ENDED JANUARY 31, 2012.

Since
Inception(A)
Turquoise Select Opportunities Fund	(18.90)%
S&P 500 Index (B)	0.15%

Total Annual Fund Operating Expenses (from 2/1/11 Prospectus): 1.95%

(A)Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Turquoise Select Opportunities Fund is February 1, 2011. The performance numbers represent performance beginning on the first day of security trading (February 17, 2011).

(B)The S&P 500 Index is an unmanaged index comprised of the stocks of large capitalization issues in the United States and it is considered representative of the U.S. equity markets as a whole.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-877-420-8725.

2012 Annual Report 2

TURQUOISE SELECT OPPORTUNITIES FUND

                                         TURQUOISE SELECT OPPORTUNITIES FUND
                                                              by Sectors (Unaudited)
                                                     (as a percentage of Net Assets)

                                * Net Cash represents cash equivalents and other assets less liabilities.

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

Turquoise Asset Management, LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.turquoisese-lect.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent period ended June 30th, is available without charge, upon request, by calling our toll free number (1-877-420-8725). This information is also available on the SEC’s website at http://www.sec.gov.

2012 Annual Report 3

Disclosure of Expenses
(Unaudited)

Shareholders of this Fund incur ongoing costs, consisting solely of management fees. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. If shares are redeemed within 60 days of purchase from the Fund, the shares are subject to a 2% redemption fee. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	August 1, 2011 to
	August 1, 2011	January 31, 2012	January 31, 2012

Actual	$1,000.00	$985.42	$9.76

Hypothetical	$1,000.00	$1,015.38	$9.91
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2012 Annual Report 4

Turquoise Select Opportunities Fund

		Schedule of Investments
		January 31, 2012
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Agricultural Chemicals
1,175	The Mosaic Company	$65,765	4.23%
Computer & Office Equipment
4,200	Hewlett-Packard Company	117,516	7.57%
Electronic & Other Electrical Equipment (No Computer Equipment)
3,500	General Electric Company	65,485	4.22%
Life Insurance
8,500	Genworth Financial Inc. Class A *	65,535	4.22%
National Commercial Banks
6,600	Bank of America Corporation	47,058
2,200	Wells Fargo & Company	64,262
		111,320	7.17%
Petroleum Refining
12	BP plc **	551	0.04%
Railroads, Line-Haul Operating
2,800	CSX Corporation	63,140	4.07%
Retail - Drug Stores and Proprietary Stores
3,000	PetMed Express Inc.	37,440	2.41%
Services - Business Services, NEC
3,400	Visa Inc. Class A	342,176	22.02%
Surety Insurance
89,400	Radian Group Inc.	245,850	15.82%
Wholesale - Beer, Wine & Distilled Alcoholic Beverages
3,000	Central European Distribution Corp. *	12,300	0.79%
Total for Common Stock (Cost $1,331,415)		$1,127,078	72.56%
Total Investment Securities		1,127,078	72.56%
	(Cost $1,331,415)
Other Assets In Excess of Liabilities		426,152	27.44%
Net Assets		$1,553,230	100.00%

* Non-Income Producing Securities. ** ADR - American Depository Receipt. The accompanying notes are an integral part of these financial statements.

2012 Annual Report 5

Turquoise Select Opportunities Fund

Statement of Assets and Liabilities
January 31, 2012

Assets:
Investment Securities at Fair Value	$1,127,078
(Cost $1,331,415)
Cash	292,074
Receivable for Securities Sold	136,565
Dividends Receivable	59
Total Assets	1,555,776
Liabilities:
Payable to Advisor	2,546
Total Liabilities	2,546
Net Assets	$1,553,230

Net Assets Consist of:
Capital Paid In	$1,869,010
Accumulated Realized Loss on Investments - Net	(111,443)
Unrealized Depreciation in Value of Investments
Based on Identified Cost - Net	(204,337)
Net Assets, for 191,571 Shares Outstanding	$1,553,230
(Without par value, unlimited shares authorized)
Net Asset Value and Offering Price Per Share
($1,553,230/191,571 shares)	$8.11
Minimum Redemption Price Per Share ($8.11 * 0.98) (Note 2)	$7.95

Statement of Operations
For the fiscal year ended January 31, 2012*

Investment Income:
Dividends	$18,477
Interest	18
Total Investment Income	18,495
Expenses:
Management Fees	28,708
Total Expenses	28,708

Net Investment Loss	(10,213)

Realized and Unrealized Gain/(Loss) on Investments:
Realized Loss on Investments	(110,221)
Net Change in Unrealized Depreciation on Investments	(204,337)
Net Realized and Unrealized Gain/(Loss) on Investments	(314,558)

Net Decrease in Net Assets from Operations	$(324,771)

* The Fund commenced operations on February 1, 2011 and commencement of investment operations was February 17, 2011.

The accompanying notes are an integral part of these financial statements.

2012 Annual Report 6

Turquoise Select Opportunities Fund

Statement of Changes in Net Assets
	2/1/2011*
	to
	1/31/2012
From Operations:
Net Investment Loss	$(10,213)
Net Realized Loss on Investments	(110,221)
Change in Net Unrealized Depreciation on Investments	(204,337)
Decrease in Net Assets from Operations	(324,771)
From Distributions to Shareholders:
Net Investment Income	-
Net Realized Gain from Security Transactions	-
Change in Net Assets from Distributions	-
From Capital Share Transactions:
Proceeds From Sale of Shares	1,878,001
Proceeds From Redemption Fees (Note 2)	-
Shares Issued on Reinvestment of Dividends	-
Cost of Shares Redeemed
Net Increase (Decrease) from Shareholder Activity	1,878,001

Net Increase (Decrease) in Net Assets	1,553,230

Net Assets at Beginning of Period	-
Net Assets at End of Period (Including Accumulated Net
Investment Income of $0)	$1,553,230

Share Transactions:
Issued	191,571
Reinvested	-
Redeemed	-
Net Increase in Shares	191,571
Shares Outstanding Beginning of Period	-
Shares Outstanding End of Period	191,571

Financial Highlights
Selected data for a share outstanding
throughout the period:	2/1/2011*
	to
	1/31/2012
Net Asset Value -
Beginning of Period	$10.00
Net Investment Loss (a)	(0.06)
Net Gain (Loss) on Securities
(Realized and Unrealized)	(1.83)
Total from Investment Operations	(1.89)

Distributions (From Net Investment Income)	-
Distributions (From Realized Capital Gains)	-
Total Distributions	-

Net Asset Value -
End of Period	$8.11
Total Return (b)	(18.90)%	** (c)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$1,553
Ratio of Expenses to Average Net Assets	1.95%
Ratio of Net Investment Loss to Average Net Assets	-0.69%
Portfolio Turnover Rate	299.83	% **

* The Fund commenced operations on February 1, 2011 and commencement of investment operations was February 17, 2011.
** Not Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.
(c) Represents performance beginning on the first day of security trading (February 17, 2011).

The accompanying notes are an integral part of these financial statements.

2012 Annual Report 7

NOTES TO FINANCIAL STATEMENTS
TURQUOISE SELECT OPPORTUNITIES FUND
January 31, 2012

1.) ORGANIZATION:
Turquoise Select Opportunities Fund (the "Fund") was organized as a non-diversified series of the PFS Funds (the "Trust") on January 20, 2011. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000. Prior to March 5, 2010, the Trust was named Wireless Fund. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of January 31, 2012, there were eight series authorized by the Trust. The Fund commenced operations on February 1, 2011 and the Fund commenced investing in line with its objectives on February 17, 2011. The investment advisor to the Fund is Turquoise Asset Management LLC (the “Advisor”). The Fund’s investment objective is to seek long-term growth of capital.

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2011 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the fiscal year ended January 31, 2012, the Fund did not incur any interest or penalties.

SHARE VALUATION:
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 60 days or less. During the fiscal year ended January 31, 2012, proceeds from redemption fees amounted to $0.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund. As of January 31, 2012

2012 Annual Report 8

Notes to Financial Statements - continued

the Fund reclassified $8,991 of net investment loss to paid in capital and $1,222 of net investment loss to accumulated net realized losses.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3.) SECURITIES VALUATIONS:
As described in Note 2, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities are carried at fair value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active

2012 Annual Report 9

Notes to Financial Statements - continued

market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,127,078	$0	$0	$1,127,078
Total	$1,127,078	$0	$0	$1,127,078

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the fiscal year ended January 31, 2012. There were no transfers into or out of the levels during the fiscal year ended January 31, 2012. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT:
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. Under the terms of the Management Agreement, the Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. Under the Management Agreement, the Advisor assumes and pays all ordinary expenses of the Fund, except that the Fund pays all management fees, brokerage fees and commissions, taxes, interest expense, underlying fund fees and expenses, and extraordinary or non-recurring expenses. For its services, the Advisor receives an annual investment management fee of 1.95% of the average daily net assets of the Fund.

For the fiscal year ended January 31, 2012, the Advisor earned management fees totaling $28,708, of which $2,546 was due to the Advisor at January 31, 2012.

2012 Annual Report 10

Notes to Financial Statements - continued

5.) RELATED PARTY TRANSACTIONS:
A control person of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator by the Advisor.

The Trustees who are not interested persons of the Fund were each paid a total of $2,750 in Trustees’ fees plus travel and related expenses for the fiscal year ended January 31, 2012. Under the Management Agreement, the Advisor pays these fees.

6.) CAPITAL SHARES:
The Trust is authorized to issue an unlimited number of shares of beneficial interest for the Fund. Paid in capital for the Fund at January 31, 2012 was $1,869,010 representing 191,571 shares outstanding.

7.) PURCHASES AND SALES OF SECURITIES:
For the fiscal year ended January 31, 2012, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $5,372,337 and $3,930,702, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) SECURITY TRANSACTIONS:
For Federal income tax purposes, the cost of investments owned at January 31, 2012 was $1,331,828. At January 31, 2012, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$46,527	($251,277)	($204,750)

As of January 31, 2012, the primary difference between book basis and tax basis net unrealized depreciation was the deferral of post-October losses totaling $413.

9.) CONTROL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of January 31, 2012, New Olympia located at 17383 West Sunset Blvd., Pacific Palisades, California, beneficially held, in aggregate, 98.09% of the shares of the Fund. Gregory Bortz is the President of the Advisor and a shareholder of New Olympia, and therefore he and New Olympia may be deemed to control the Fund.

10.) DISTRIBUTIONS TO SHAREHOLDERS:
There were no distributions paid during the fiscal year ended January 31, 2012.

As of January 31, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)	$0
Accumulated losses	(111,030)
Unrealized appreciation/(depreciation)	(204,750)
$(315,780)

11.) CAPITAL LOSS CARRYFORWARD
Under the recently enacted Regulated Investment Company Modernization Act of 2010, funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of January 31, 2012, the Fund had available for federal tax purposes unused short-term capital loss carryforward of $111,030, which may be used to offset future short-term capital gains and has no expiration. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount will not be distributed to shareholders.

2012 Annual Report 11

Notes to Financial Statements - continued

12.) ACCOUNTING PRONOUNCEMENT
In May 2011, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with GAAP and International Financial Reporting Standards. At this time, the Fund's management is evaluating the implications of ASU 2011-04.

2012 Annual Report 12

Cohen Fund Audit Services, Ltd. Certified Public Accountants	800 Westpoint Pkwy, Ste 1100 Westlake, Ohio 44145 Phone: (440) 835-8500 Fax: (440) 835-1093 www.cohenfund.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Turquoise Select Opportunities Fund
(a series of PFS Funds)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Turquoise Select Opportunities Fund (the "Fund"), a series of PFS Funds, as of January 31, 2012, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year ended January 31, 2012. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2012 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Turquoise Select Opportunities Fund as of January 31, 2012, the results of its operations, the changes in its net assets, and the financial highlights for the year ended January 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
March 27, 2012

2012 Annual Report 13

Trustees and Officers
(Unaudited)

The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. For more information regarding the Trustees, please refer to the Statement of Additional Information, which is available upon request by calling 800.590.0898. Each Trustee serves until the Trustee sooner dies, resigns, retires, or is removed.

The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

				Number of	Other
			Principal	Portfolios In	Directorships
Name,	Position(s)	Term of Office	Occupation(s)	Fund	Held By
Address(1),	Held With	and Length of	During	Complex	Trustee or
and Year of Birth	the Trust	Time Served	Past 5 Years	Overseen By	Officer
Trustee

Ross C. Provence(2),	Trustee	Indefinite Term;	General Partner and Portfolio	8	Blue Chip
Year of Birth: 1938	and	Since 2000	Manager for Value Trend Capital		Investor Funds
	President		Management, LP (1995 to current).
Estate planning attorney (1963 to
current).

Jeffrey R. Provence(2),	Trustee,	Indefinite Term;	General Partner and Portfolio	8	Blue Chip
Year of Birth:1969	Secretary	Since 2000	Manager for Value Trend Capital		Investor Funds,
	and		Management, LP (1995 to current).		Sycuan Funds,
	Treasurer		CEO, Premier Fund Solutions, Inc.		Private Asset
			(2001 to current).		Management
Fund
Julian G. Winters,	Chief	Chief	Managing Member, Watermark
Year of Birth: 1968	Compliance	Compliance	Solutions LLC (investment compli-	N/A	N/A
	Officer	Officer Since	ance and consulting) since 3/07;
		2010	previously, Vice President of
Compliance Administration, The
Nottingham Company (investment
company administrator and fund
accountant), 3/98-3/07.

(1) The address of each trustee and officer is c/o PFS Funds, 1939 Friendship Drive, Suite C, El Cajon, California 92020.
(2) Trustees who are considered "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

Independent Trustees

				Number of	Other
			Principal	Portfolios In	Directorships
Name,	Position	Term of Office	Occupation(s)	Fund	Held By
Address(1),	Held With	and Length of	During	Complex	Trustee or
and Year of Birth	the Trust	Time Served	Past 5 Years	Overseen By	Officer
Trustee

Thomas H. Addis III,	Independent	Indefinite Term;	Executive Director/CEO, Southern	8	None
Year of Birth: 1945	Trustee	Since 2000	California PGA (2006 to current).
President, Medallion Golf
Management (1999 to 2006).
Blue Chip
Allen C. Brown,	Independent	Indefinite Term;	Co-owner of Stebleton & Brown	8	Investor Funds,
Year of Birth: 1943	Trustee	Since 2000	(1994 to Current). Estate planning		Sycuan Funds
and business attorney (1970 to cur-
rent).
Blue Chip
George Cossolias, CPA,	Independent	Indefinite Term;	Owner of George Cossolias &	8	Investor Funds,
Year of Birth: 1935	Trustee	Since 2000	Company, CPAs (1972 to current).		Sycuan Funds,
			President of Lubrication Specialists,		Temecula
			Inc. (1996 to current).		Valley Bank

(1) The address of each trustee and officer is c/o PFS Funds, 1939 Friendship Drive, Suite C, El Cajon, California 92020.

2012 Annual Report 14

Board of Trustees
Thomas H. Addis III
Allen C. Brown
George Cossolias, CPA
Jeffrey R. Provence
Ross C. Provence

Investment Advisor
Turquoise Asset Management LLC

Legal Counsel
The Law Offices of John H. Lively & Associates, Inc.
A member of The 1940 Act Law GroupTM

Custodian
US Bank N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Turquoise
Select Opportunities Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

TURQUOISE SELECT OPPORTUNITIES FUND
17383 Sunset Boulevard, Suite A210
Pacific Palisades, CA 90272

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that George Cossolias is an audit committee finical expert. Mr. Cossolias is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

FYE 1/31/2012
Audit Fees	$13,000
Audit-Related Fees	$0
Tax Fees	$2,500
All Other Fees	$500

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC. Nature of All Other Fees: Review of Semi-Annual Report.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 1/31/2012
Registrant	$3,000
Registrant’s Investment Adviser	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/ Ross C. Provence
Ross C. Provence
President

Date:       4/3/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ross C. Provence
Ross C. Provence
President

Date:       4/3/12

By: /s/ Jeffrey R. Provence
Jeffrey R. Provence
Chief Financial Officer

Date:       4/3/12